Contingencies, Commitments and Guarantees (Asbestos Claims) (Details) - Asbestos Related Claims $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Claims	Dec. 31, 2015 USD ($) Claims	Dec. 31, 2014 USD ($) Claims
Loss Contingencies [Line Items]
Asbestos personal injury claims at year end | Claims	67,223	67,787	68,460
Number of new claims during the year | Claims	4,146	3,856	4,636
Settlement payments during the year | $	$ 50.2	$ 56.1	$ 46.0
Asbestos-related claims liability, ending balance | $	$ 690.0